RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
The sensitivity analysis discussed below reflects the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect Brookfield Renewable’s risk exposure.
(a)Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in market prices.
Brookfield Renewable faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by Brookfield Renewable that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:
(i)Electricity price risk
Brookfield Renewable aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets. Electricity price risk arises from the sale of Brookfield Renewable’s uncontracted generation and is mitigated by entering into short-term energy derivative contracts. Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in electricity prices.
The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by 5% with all other variables held constant.
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
5% increase	$(41)	$(62)	$(76)	$(176)	$(23)	$(36)
5% decrease	47	62	75	176	23	36
(1)Amounts represent the potential annual net pretax impact.
(ii)Foreign currency risk
Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by Brookfield Renewable will fluctuate because of changes in foreign currency rates.
Brookfield Renewable has exposure to the Canadian dollar, euro, Brazilian real, Colombian peso, British pound sterling, Indian rupee, Malaysian ringgit, Chinese yuan and Polish złoty through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. Brookfield Renewable holds foreign currency contracts primarily to mitigate this exposure.
The table below summarizes the impact to Brookfield Renewable’s financial instruments of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
5% increase	$177	$29	$27	$327	$307	$96
5% decrease	(177)	(29)	(27)	(327)	(307)	(96)
(1)Amounts represent the potential annual net pretax impact.
(iii)Interest rate risk
Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate, because of changes in interest rates.
Brookfield Renewable’s assets largely consist of long duration physical assets. Brookfield Renewable’s financial liabilities consist primarily of long-term fixed-rate debt or variable-rate debt that has been swapped to fixed rates with interest rate financial instruments. Other than tax equity, all other non-derivative financial liabilities are recorded at their amortized cost. Brookfield Renewable also holds interest rate contracts to lock-in fixed rates on certain anticipated future debt issuances.
Brookfield Renewable will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable-rate debt. Fluctuations in interest rates could impact Brookfield Renewable’s cash flows, primarily with respect to the interest payable against Brookfield Renewable’s variable rate debt, which is limited to certain non-recourse borrowings with a total principal value of $12,679 million (2023: $11,574 million). Of this principal value, $3,985 million (2023: $4,681 million) has been fixed through the use of interest rate contracts. The fair values of the recognized asset and liability for the interest rate swaps were calculated using a valuation model with observable interest rates.
The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by 1% with all other variables held constant.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
1% increase	$251	$(129)	$20	$138	$148	$112
1% decrease	(292)	130	(20)	(150)	(156)	(118)
(1)Amounts represent the potential annual net pretax impact.
(b)Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. Brookfield Renewable’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity transactions.
Brookfield Renewable minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, the use of standard trading contracts, and other credit risk mitigation techniques. In addition, Brookfield Renewable’s power purchase agreements are reviewed regularly and the majority are with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection. See Note 23 – Trade receivables and other current assets, for additional details regarding Brookfield Renewable’s trade receivables balance.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2024	2023
Trade receivables and other short-term receivables	$1,141	$923
Long-term receivables	396	382
Financial instrument assets(1)	823	400
Due from related parties(1)	881	1,578
Contract asset(1)	315	375
	$3,556	$3,658
(1)Includes both the current and long-term amounts.
(c)Liquidity risk
Liquidity risk is the risk that Brookfield Renewable cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by Brookfield Renewable’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 14 – Borrowings. Brookfield Renewable also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.
Brookfield Renewable is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the staggered maturity dates over an extended period of time.
CASH OBLIGATIONS
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.

AS AT DECEMBER 31, 2024 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$2,104	$—	$—	$2,104
Financial instrument liabilities(1)	317	822	1,815	2,954
Due to related parties	4,855	592	—	5,447
Lease liabilities(1)	49	221	888	1,158
Corporate borrowings(1)	278	678	2,191	3,147
Non-recourse borrowings(1)	5,005	12,997	12,902	30,904
Interest payable on borrowings(2)	1,785	5,214	5,766	12,765
Total	$14,393	$20,524	$23,562	$58,479

AS AT DECEMBER 31, 2023 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$1,197	$—	$—	$1,197
Financial instrument liabilities(1)	401	871	1,010	2,282
Due to related parties	835	705	—	1,540
Other long-term liabilities – concession payments	1	4	11	16
Lease liabilities(1)	41	193	534	768
Corporate borrowings(1)	183	679	1,981	2,843
Non-recourse borrowings(1)	4,752	9,474	12,794	27,020
Interest payable on borrowings(2)	2,651	7,123	6,977	16,751
Total	$10,061	$19,049	$23,307	$52,417
(1)Includes both the current and long-term amounts.
(2)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, IFRS 9 PPAs, interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

(MILLIONS)	Level 1	Level 2	Level 3	2024	2023
Assets measured at fair value:
Cash and cash equivalents	$3,135	$—	$—	$3,135	$1,141
Restricted cash(1)	463	—	—	463	391
Financial instrument assets(1)
IFRS 9 PPAs	—	—	170	170	50
Energy derivative contracts	—	71	—	71	90
Interest rate swaps	—	393	—	393	233
Foreign exchange swaps	—	189	—	189	27
Tax equity	—	—	94	94	27
Investments in debt and equity securities(2)	—	49	1,890	1,939	1,540
Property, plant and equipment	—	—	73,475	73,475	64,005
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs(3)	—	(42)	(983)	(1,025)	(798)
Energy derivative contracts	—	(109)	—	(109)	(82)
Interest rate swaps	—	(109)	—	(109)	(105)
Foreign exchange swaps	—	(58)	—	(58)	(353)
Tax equity	—	—	(2,125)	(2,125)	(1,782)
Contingent consideration(4)	—	—	(61)	(61)	(92)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(3,130)	(671)	—	(3,801)	(2,731)
Non-recourse borrowings(1)	(2,594)	(28,068)	—	(30,662)	(26,839)
Total	$(2,126)	$(28,355)	$72,460	$41,979	$34,722
(1)Includes both the current amount and long-term amount.
(2)Excludes $566 million (2023: nil) of investments in debt securities measured at amortized cost
(3)During the year ended December 31, 2024, nil (2023: $56 million) was transferred from Level 3 to Level 2.
(4)Amount relates to business combination completed in 2022 and 2023 with obligations lapsing from 2024 to 2027.
Financial instruments disclosures
Financial assets and liabilities are offset with the net amount reported in the Consolidated Statements of Financial Position, where Brookfield Renewable currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets					Financial Instruments Liabilities
		Instruments not designated as hedges					Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Amortized cost	Total	Instruments designated as hedges	Fair value through profit & loss	Total	Net Assets (Liabilities)
IFRS 9 PPAs	39	$11	$—	$—	$50	$(71)	$(727)	$(798)	$(748)
Energy derivative contracts	96	(6)	—	—	90	—	(82)	(82)	8
Interest rate swaps	181	52	—	—	233	(33)	(72)	(105)	128
Foreign exchange swaps	27	—	—	—	27	(325)	(28)	(353)	(326)
Investments in debt and equity securities	—	1,403	137	—	1,540	—	—	—	1,540
Tax equity	—	27	—	—	27	—	(1,782)	(1,782)	(1,755)
Balance, as at December 31, 2023	$343	$1,487	$137	$—	$1,967	$(429)	$(2,691)	$(3,120)	$(1,153)
Less: current portion					(199)			687	488
Long-term portion					$1,768			$(2,433)	$(665)

IFRS 9 PPAs	$25	$145	$—	$—	$170	$(850)	$(175)	$(1,025)	$(855)
Energy derivative contracts	3	68	—	—	71	(4)	(105)	(109)	(38)
Interest rate swaps	164	229	—	—	393	(15)	(94)	(109)	284
Foreign exchange swaps	116	73	—	—	189	(49)	(9)	(58)	131
Investments in debt and equity securities	—	1,802	137	566	2,505	—	—	—	2,505
Tax equity	—	94	—	—	94	—	(2,125)	(2,125)	(2,031)
Balance, as at December 31, 2024	$308	$2,411	$137	$566	$3,422	$(918)	$(2,508)	$(3,426)	$(4)
Less: current portion					(368)			636	268
Long-term portion					$3,054			$(2,790)	$264
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at Dec 31, 2023 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, disposals, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2024 asset (liability)
IFRS 9 PPAs(3)	$(748)	$(297)	$4	$68	$(1)	$121	$(2)	$(855)
Energy derivative contracts	8	(3)	—	30	(94)	21	—	(38)
Interest rate swaps	128	25	—	29	39	66	(3)	284
Foreign exchange swaps	(326)	221	—	176	—	60	—	131
Investments in debt and equity securities(4)	1,540	4	—	192	—	784	(15)	2,505
Tax equity	(1,755)	—	—	512	—	(788)	—	(2,031)
	$(1,153)	$(50)	$4	$1,007	$(56)	$264	$(20)	$(4)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
(4)Includes $566 million of investments in debt securities measured at amortized cost.

(MILLIONS)	Balance as at Dec 31, 2022 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2023 asset (liability)
IFRS 9 PPAs(3)	$(666)	$54	$(6)	$74	$13	$(217)	$—	$(748)
Energy derivative contracts	(201)	220	(3)	89	(110)	13	—	8
Interest rate swaps	253	(20)	—	33	(90)	(47)	(1)	128
Foreign exchange swaps	(94)	(128)	—	(1)	—	(103)	—	(326)
Investments in debt and equity securities	1,235	8	—	119	—	182	(4)	1,540
Tax equity	(1,131)	—	—	243	—	(867)	—	(1,755)
	$(604)	$134	$(9)	$557	$(187)	$(1,039)	$(5)	$(1,153)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
Tax equity
Brookfield Renewable owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gains or losses on the tax equity liabilities are recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
(b)Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVPL, FVOCI and amortized cost. Refer to Note 1(l) – Basis of preparation and material accounting policy information – Financial instruments.
(c)Energy derivative contracts and IFRS 9 PPAs
Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the energy derivative contracts match the terms of the expected highly probable forecast transactions (i.e. notional amount and expected payment date). Brookfield Renewable has established a hedge ratio of 1:1 for the hedging relationships. To measure the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks. The hedge ineffectiveness can arise from different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
For the year ended December 31, 2024, gains of $94 million relating to energy derivative contracts were realized and reclassified from OCI to the consolidated statements of income (loss) (2023: $119 million gains and 2022: $146 million losses).
Based on market prices as of December 31, 2024, unrealized losses of $9 million (2023: $49 million loss and 2022: $37 million loss) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2024	December 31, 2023
Carrying amount ((liability)/asset)	(826)	64
Notional amount – GWh	122,862	26,083
Weighted average hedged rate for the year ($/MWh)	44	50
Maturity dates	2025-2051	2024-2044
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(284)	152
Change in value of hedged item used to determine hedge effectiveness	(308)	(118)
There is $10 million of hedge ineffectiveness losses recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to energy derivative contracts (cash flow hedges) for the year ended December 31, 2024 (2023: nil and 2022: $18 million loss).
(d)Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable-rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate hedges match the terms of the respective fixed-rate debt (i.e., notional amount, maturity, payment and reset dates). Brookfield Renewable established a hedge ratio of 1:1 for the hedging relationships. To measure the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in fair value of the hedged items attributable to the hedged risk.
The hedge ineffectiveness can arise from:
•Different interest rate curves being applied to discount the hedged item and hedging instrument
•Differences in timing of cash flows of the hedged item and hedging instrument
•The counterparties’ credit risk having an asymmetrical impact on the fair value movements of the hedging instrument and hedged item
As at December 31, 2024, agreements with a total notional exposure of $8,045 million were outstanding (2023: $4,389 million) including $4,438 million (2023: $718 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 3.1% (2023: 3.3%).
For the year ended December 31, 2024, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense in the consolidated statements of income (loss) were $6 million of losses (2023: $3 million of losses and 2022: $2 million of losses).
Based on market prices as of December 31, 2024, unrealized losses of $35 million (2023: $53 million and 2022: $50 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	149	148
Notional amount – $	2,220	1,633
Notional amount – C$(1)	294	326
Notional amount – €(1)	1,001	1,204
Notional amount – £(1)	—	312
Notional amount – COP(1)	92	196
Maturity dates	2025-2061	2024-2061
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(11)	(124)
Change in value of hedged item used to determine hedge effectiveness	13	124
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2024 foreign currency spot rate.
The hedge ineffectiveness loss recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to interest rate contracts (cash flow hedges) for the year ended December 31, 2024 was $1 million (2023: nil and 2022: $5 million).
(e)Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
There is an economic relationship between the hedged item and the hedging instrument as the net investment or anticipated foreign currency transaction creates a translation risk that will match the respective hedging instrument.
Brookfield Renewable established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
Certain Brookfield subsidiaries that Brookfield Renewable controls, through a voting agreement, have entered into Master Hedge Agreements appointing Brookfield as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in foreign exchange. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred in connection with the these derivative transactions. Substantially all of Brookfield Renewable’s foreign exchange swaps are entered into pursuant to a Master Hedge Agreement.
As at December 31, 2024, agreements with a total notional exposure of $9,737 million were outstanding (2023: $6,690 million) including $3,465 million (2023: $565 million) associated with agreements that are not formally designated as hedging instruments.
There are no unrealized gains or losses recorded in AOCI on foreign exchange swaps that are expected to be settled or reclassified into income in the next twelve months (2023: nil and 2022: nil). The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	67	(298)
Notional amount for hedges of the Colombian Peso(1)	2,061	2,602
Notional amount for hedges of the euro(1)	474	644
Notional amount for hedges of the British pounds sterling(1)	1,414	818
Notional amount for hedges of the Chinese yuan(1)	1,018	701
Notional amount for hedges of the Indian rupee(1)	855	710
Notional amount for hedges of the Brazilian real(1)	324	607
Notional amount for hedges of other currencies(1)	126	43
Maturity date	2025 - 2029	2024 - 2027
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,572	4,642
€/$ foreign exchange forward contracts	0.92	0.99
£/$ foreign exchange forward contracts	0.80	0.80
CNY/$ foreign exchange forward contracts	7.01	6.92
INR/$ foreign exchange forward contracts	87	86
BRL/$ foreign exchange forward contracts	5.63	5.37
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2022	$17	$1	$(845)
Effective portion of changes in fair value arising from:
Energy derivative contracts	4	—	—
Interest rate swaps	54	—	—
Foreign exchange swaps	(8)	—	(8)
Amount reclassified to profit or loss	(28)	—	—
Foreign currency revaluation of designated borrowings	—	—	(77)
Foreign currency revaluation of net foreign operations	—	—	232
Tax effect	(4)	—	—
Other	1	—	(3)
Balance, as at December 31, 2023	$36	$1	$(701)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(55)	—	—
Interest rate swaps	(31)	—	—
Foreign exchange swaps	56	—	56
Amount reclassified to profit or loss	(24)	—	—
Foreign currency revaluation of designated borrowings	—	—	105
Foreign currency revaluation of net foreign operations	—	—	(310)
Valuation of investments in equity securities designated FVOCI	—	(1)	—
Tax effect	13	—	—
Other	1	—	(9)
Balance, as at December 31, 2024	$(4)	$—	$(859)

(f) Tax equity
Brookfield Renewable owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar, and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.

Gains or loss on the tax equity liabilities are recognized within the foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).

(g) Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVPL, FVOCI and amortized cost.

(h) Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVPL, FVOCI and amortized cost.